Pension and Other Post-retirement Benefits - Change in Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	$ 1,394,870	$ 1,248,209
Service cost	30,256	26,951	$ 28,795
Interest cost	54,263	55,728	52,522
Actuarial loss (gain)	35,379	112,208
Plan amendments	3,483	6,884
Curtailment (gain) loss		(674)
Benefits paid	(58,153)	(54,436)
Benefit obligation at end of year	1,460,098	1,394,870	1,248,209
Post-retirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	317,472	334,544
Service cost	1,106	1,297	1,795
Interest cost	11,630	13,346	13,479
Actuarial loss (gain)	(10,977)	5,285
Plan amendments	4,986	(15,283)
Participant contributions	2,661	2,959
Medicare Part D subsidy	1,355	2,090
Benefits paid	(23,550)	(26,766)
Benefit obligation at end of year	$ 304,683	$ 317,472	$ 334,544